Derivative instruments	12 Months Ended
Dec. 31, 2014
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Derivative instruments
Derivative instruments
The Company enters into derivative instruments for risk management purposes, specifically to hedge unmatched foreign currency exposures and interest rate exposures. As at December 31, 2014, the Company held foreign currency forward contracts to mitigate the risk of fluctuations in the U.S. dollar against a number of foreign currencies. As at December 31, 2014, the Company held two interest rate swaps to fix the payment of interest on the Company's 2006 and 2007 Junior Subordinated Deferrable Debentures, as well as three interest rate swaps and one cross-currency interest rate swap to fix the payment of interest and mitigate the foreign exchange rate impact on Flagstone's 2006 and 2007 Junior Subordinated Deferrable Debentures.
As at December 31, 2014, the Company held one foreign currency forward contract to mitigate the risk of fluctuations in the U.S. dollar against the Euro that was not designated as a hedging instrument.
The following table summarizes information on the classification and amount of the fair value of derivatives not designated as hedging instruments on the Consolidated Balance Sheets at December 31, 2014 and December 31, 2013:

	As at December 31, 2014			As at December 31, 2013
Derivatives not designated as hedging instruments:	Net Notional Exposure	Asset Derivative at Fair Value (a)	Liability Derivative at Fair Value (a)	Net Notional Exposure	Asset Derivative at Fair Value (a)	Liability Derivative at Fair Value (a)
Foreign currency forward contracts	$26,755	$1,685	$—	$—	$—	$—

(a)
Asset and liability derivatives are classified within other assets and accounts payable and accrued expenses respectively on the Consolidated Balance Sheets. The total impact on earnings during the year ended December 31, 2014, recognized in income within other insurance related income and other income, relating to the foreign currency forward contract that was not designated as a hedging instrument was $1,685.

The following table summarizes information on the classification and amount of the fair value of derivatives designated as hedging instruments on the Consolidated Balance Sheets at December 31, 2014 and December 31, 2013:

	As at December 31, 2014			As at December 31, 2013
Derivatives designated as hedging instruments:	Net Notional Exposure	Asset Derivative at Fair Value (a)	Liability Derivative at Fair Value (a)	Net Notional Exposure	Asset Derivative at Fair Value (a)	Liability Derivative at Fair Value (a)
Foreign currency forward contracts	$189,026	$401	$3,136	$163,576	$1,167	$2,313
Interest rate swap contracts	$552,263	$25	$1,169	$552,263	$—	$911

(a)	Asset and liability derivatives are classified within other assets and accounts payable and accrued expenses respectively on the Consolidated Balance Sheets.

(a)	Classification within the fair value hierarchy
As described in Note 4: "Fair value measurements" under U.S. GAAP, a company must determine the appropriate level in the fair value hierarchy for each fair value measurement. The assumptions used within the valuation of the Company's derivative instruments are observable in the marketplace, can be derived from observable data or are supported by observable levels at which other similar transactions are executed in the marketplace. Accordingly, these derivatives were classified within Level 2 of the fair value hierarchy.

(b)	Derivative instruments designated as a fair value hedge
The Company designates its foreign currency derivative instruments as fair value hedges and formally and contemporaneously documents all relationships between the derivative instruments and hedged items and links the derivative instruments to specific assets and liabilities. The Company assesses the effectiveness of the hedges, both at inception and on an on-going basis and determines whether the hedges are highly effective in offsetting changes in fair value of the linked hedged items.
The following table provides the total impact on earnings, recognized in income within foreign exchange (losses) gains, relating to the derivative instruments formally designated as fair value hedges along with the impact of the related hedged items for the years ended December 31, 2014, 2013 and 2012:

	Year Ended
Foreign currency forward contracts	December 31, 2014	December 31, 2013	December 31, 2012
Amount of (loss) gain recognized in income on derivative	$(11,789)	$1,947	$1,017
Amount of gain (loss) on hedged item recognized in income attributable to risk being hedged	$11,789	$(1,947)	$(912)
Amount of gain recognized in income on derivative (ineffective portion)	$—	$—	$105

(c)	Derivative instruments designated as a cash flow hedge
The Company designates its interest rate derivative instruments as cash flow hedges and formally and contemporaneously documents all relationships between the hedging instruments and hedged items and links the derivative instruments to specific assets and liabilities. The Company assesses the effectiveness of the hedges, both at inception and on an on-going basis and determines whether the hedges are highly effective in offsetting changes in fair value of the linked hedged items. The Company currently applies the long haul method when assessing the hedge's effectiveness.
The following table provides the total impact on other comprehensive income (loss) and earnings relating to the derivative instruments formally designated as cash flow hedges along with the impact of the related hedged items for the years ended December 31, 2014, 2013 and 2012:

	Year Ended
Interest rate swap contracts	December 31, 2014	December 31, 2013	December 31, 2012
Amount of effective portion recognized in other comprehensive income	$13,302	$11,107	$1,588
Amount of effective portion subsequently reclassified to earnings	$(13,074)	$(11,107)	$(1,588)
Amount of ineffective portion excluded from effectiveness testing	$228	$—	$—

The above balances relate to interest payments and have therefore been classified as finance expenses in the Consolidated Statements of Comprehensive Income.

(d)	Balance sheet offsetting
There was no balance sheet offsetting activity as at December 31, 2014 or December 31, 2013.
The Company currently provides cash collateral as security for interest rate swap contracts. The Company does not provide cash collateral or financial instruments as security for foreign currency forward contracts. Our derivative instruments are generally traded under International Swaps and Derivatives Association master netting agreements, which establish terms that apply to all transactions. On a periodic basis, the amounts receivable from or payable to the counterparties are settled in cash.
The Company has not elected to settle multiple transactions with an individual counterparty on a net basis.